UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

 405 Park Avenue, 15th Floor, New York, NY 10022

(Address of principal executive offices)

(Zip code)

            John H. Grady, President

            405 Park Avenue, 15th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-415-6500

Date of fiscal year end:

3/31

Date of reporting period:   6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)
June 30, 2013

Shares		Value
	COMMON STOCK - 60.2%
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
23,400	Home Loan Servicing Solutions Ltd.	$ 560,898

	REITS - APARTMENTS - 9.5%
4,737	AvalonBay Communities, Inc.	639,069
4,754	Camden Property Trust	328,692
10,304	Home Properties, Inc.	673,572
10,000	UDR, Inc.	254,900
		1,896,233
	REITS - DIVERSIFIED - 13.3%
34,000	CorEnergy Infrastructure Trust	236,640

	REITS - HEALTH CARE - 9.2%
5,000	HCP, Inc.	227,200
13,393	Healthcare Realty Trust, Inc.	341,521
37,000	Healthcare Trust of America, Inc.	415,510
5,000	Omega Healthcare Investors, Inc.	155,100
7,900	Realty Income Corp.	331,168
14,760	Senior Housing Properties Trust	382,727
		1,853,226
	REITS - MORTGAGE - 1.0%
20,000	Two Harbors Investment Corp.	205,000

	REITS - OFFICE PROPERTY - 6.7%
17,000	BioMed Realty Trust, Inc.	343,910
1,500	Boston Properties, Inc.	158,205
34,000	Brandywine Realty Trust	459,680
14,525	First Potomac Realty Trust	189,697
8,000	Mack-Cali Realty Corp.	195,920
		1,347,412
	REITS - REGIONAL MALLS - 4.0%
37,518	CBL & Associates Properties, Inc.	803,636

	REITS - SHOPPING CENTERS - 6.9%
21,000	DDR Corp.	349,650
48,198	Excel Trust, Inc.	617,416
10,066	Extra Space Storage, Inc.	422,067
		1,389,133
	REITS - SINGLE TENANT - 4.2%
7,000	EPR Properties	351,890
5,000	Lexington Realty Trust	58,400
10,000	Spirit Realty Capital	177,200
10,066	WP Carey, Inc.	666,067
		1,253,557
	REITS - WAREHOUSE INDUSTRIAL - 2.6%
45,920	DCT Industrial Trust, Inc.	328,328
40,500	Duke Realty Corp.	631,395
13,100	First Industrial Realty Trust Inc.	198,727
21,000	Liberty Property Trust	776,160
30,500	STAG Industrial, Inc.	608,475
		2,543,085

	TOTAL COMMON STOCK (Cost - $12,174,790)	12,088,820

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)
June 30, 2013

Shares		Value
	PREFERRED STOCK - 25.8%
	REITS - DIVERSIFIED - 2.5%
6,000	PS Business Parks, Inc., 6.45%	$ 150,900
15,000	PS Business Parks, Inc., 5.70%	349,200
		500,100
	REITS - HEALTH CARE - 2.6%
22,000	Venta Realty LP, 5.45%	519,640

	REITS - MORTGAGE - 1.2%
10,000	Armour Residential REIT, 7.875%	239,100

	REITS - OFFICE PROPERTY - 2.8%
3,103	Alexandria Real Estate Equities, Inc., 6.45%	77,699
20,000	Boston Properties, Inc., 5.25%	481,400
		559,099
	REITS - REGIONAL MALLS - 6.4%
31,000	General Growth Property, 6.375%	718,580
10,000	Glimcher Realty Trust, 6.875%	246,400
13,000	Taubman Centers, Inc., 6.25%	319,020
		1,284,000
	REITS - SHOPPING CENTERS - 6.7%
9,980	DDR Corp., 6.5%	240,917
25,000	Kimco Realty Corp., 6.00%	622,250
19,000	Regency Centers Corp, 6.625%	483,360
		1,346,527
	REITS - SINGLE TENANT - 2.5%
21,160	National Retail Properties, 5.70%	507,205

	REITS -STORAGE - 1.1%
10,000	Public Storage, 5.20%	232,500

	TOTAL PREFERRED STOCK (Cost - $5,232,011)	5,188,171

	SHORT-TERM INVESTMENTS - 34.3%
6,886,866	BlackRock Liquidity Funds T-Fund Portfolio - 0.01%^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,886,866)	6,886,866

	TOTAL INVESTMENTS - 120.4% (Cost - $24,293,667)	$ 24,163,857
	LIABILITIES LESS OTHER ASSETS - (20.4%)	(4,090,580)
	NET ASSETS - 100.0%	$ 20,073,277

LP - Limited Partnership
^ Rate shown represents the rate at June 30, 2013, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $24,293,667 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 133,203
	Unrealized depreciation	(263,013)
	Net unrealized depreciation	$ (129,810)

AR Capital Real Estate Income Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2013

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day or, if no asked price is available last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Open-end funds are valued at their respective net asset values as reported by such investment companies.

 If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of June 30, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 12,088,820	$ -	$ -	$ 12,088,820
Preferred Stock *	$ 5,188,171	$ -	$ -	$ 5,188,171
Short-Term Investments	$ 6,886,866	$ -	$ -	$ 6,886,866
Total Assets	$ 24,163,857	$ -	$ -	$ 24,163,857

* See Schedule of Investments for industry breakdown.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By

/s/ John H. Grady

       John H. Grady, President

Date

8/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

       John H. Grady, President

Date

8/28/13

By

/s/ Gerard Scarpati

       Gerard Scarpati, Treasurer

Date

8/28/13